Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as Fly High Holdings Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law. The accompanying consolidated financial statements include the financial statements of SouFun Holdings Limited (the “Company”), its subsidiaries (the “WOFEs”), entities controlled through contractual arrangements (the “PRC Domestic Entities”) and the PRC Domestic Entities’ subsidiaries. The Company, its subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the provision of marketing services, e-commerce services, listing services and other value-added services and products to the real estate and home furnishing industries in the People’s Republic of China (the “PRC”). Details of the Company’s subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2012 are as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (formerly known as “Max Impact”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments Llimited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (formerly known as “China Index”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home(BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home(HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Real Estate Agent University (“China Real Estate”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	New York	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property(BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	Delaware	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	New York	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. (“BeijingTuoShi”)	March1,2011	PRC	100%	Provision of technology and information consultancy services
Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services
Beijing Sou You Tian Xia Network Technology Co., Ltd. (“Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services
Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Shenzhen) Co., Ltd. (“SouFun Shenzhen”)	June 23, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Tianjin) Co., Ltd. (“SouFun Tianjin”)	March 2, 2001	PRC	100%	Provision of technology and information consultancy services
Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services
SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., (“Zhongzhi Xun Bo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services and products

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services and products

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services
Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Guangxi Overseas Talent Industrial Park Investment Co., Ltd. (“Guangxi Overseas Talent”)	December 1, 2012	PRC	Nil	Investment, management and operation of industrial park

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries. The equity interests of the PRC Domestic Entities are legally held directly by Tianquan Vincent Mo, Director of the Company, and Jiangong Dai, President of the Company. The effective control of the PRC Domestic Entities is held by the Company through three of its WOFEs, namely SouFun Network, SouFun Media and Beijing Hong An, as a result of a series of standardized contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10, “Consolidation: Overall”.

The following is a summary of the standardized Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The Company, through the WOFEs, provides the following exclusive technical services to the PRC Domestic Entities: i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and ii) technical information technology system support to enable the PRC Domestic Entities to service the advertising and listing needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WOFEs. In addition, the WOFEs possess the rights to control the daily operation and to make management decisions for the PRC Domestic Entities. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements and Exclusive Call Option Agreements

The legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders entrusted the WOFEs their rights to attend shareholders’ meetings and cast votes. The agreements will continue unless terminated upon written consents by the WOFEs or their designated legal persons. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The Company or any third party designated by the Company has the exclusive right to acquire from the legal shareholders their entire respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The agreements have a term of ten years and can be extended indefinitely at the sole discretion of the WOFEs.

Each PRC Domestic Entity and its legal shareholders have also agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WOFEs. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to pay the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities when permitted by applicable PRC laws and regulations. The agreements are effective for 10 years and will be automatically extended indefinitely until the legal shareholders transfer the equity of the PRC Domestic Entities to the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the WOFEs, the PRC Domestic Entities and their shareholders. While this supplementary agreement was signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. All provisions in the supplementary agreement have been incorporated into the standardized contractual agreements signed subsequent to March 2010. Pursuant to the supplementary agreement:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;

•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;

•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;

•	the legal shareholders agree to remit any dividends, received from the PRC Domestic Entities, to the WOFEs; and

•	the PRC Domestic Entities are obligated to transfer their entire retained earnings after deduction of PRC income tax to the WOFEs in the form of a donation upon the WOFEs’ request.

Furthermore, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following term previously agreed between the WOFEs and the PRC Domestic Entities when entering into the Exclusive Call Option Agreements:

•

the legal shareholders agree to remit the purchase consideration received from the WOFEs upon exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities back to the company as designated by the WOFEs.

Through the design of the aforementioned agreements, the shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WOFEs, which give the WOFEs the power to direct the activities that most significantly impact the PRC Domestic Entities’ economic performance. The WOFEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WOFEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities’ activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of residual returns from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the three WOFEs have been determined to be the primary beneficiary of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation SX-3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements. Business taxes (“BT”) and value added taxes (“VAT”) relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities and the results of operations of the PRC Domestic Entities and PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,
	2011	2012
	US$	US$
Total assets	341,826	467,851
Current	89,406	80,242
Non-current	252,420	387,609

Total liabilities	206,138	272,302
Current	206,138	272,302
Non-current	—	—

Net assets	135,688	195,549

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total revenues	129,448	121,349	157,859
Net income	58,978	35,457	58,898

As of December 31, 2012, except for the restricted cash of US$391,416 pledged to secure bank borrowings of the Company (Note 12), there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

Creditors of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have no recourse to the general credit of their respective primary beneficiary. The amounts of liabilities of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been parenthetically presented on the consolidated balance sheets. There were no assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that can only be used to settle their own obligations. The WOFEs have not provided any financial support that they were not previously contractually required to provide to the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries during the years presented.